Related Party Transactions (Details) - Schedule of due from related parties - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Accounts receivable	[1]	$ 359,994	$ 2,479,412
Bad debt provisions		(20,377)
Total		346,517	391,919
Due to related parties-current
Subtotal-due to related parties-current	[2]	896,431	1,558,642
Due to related parties-non current
Due to related parties-non current Interest-free loans		2,054,136	1,053,854
Subtotal-due to related parties-non current		8,581,743	8,905,313
Total due to related parties		9,478,174	10,463,955
Zhejiang Baiqianyin [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Accounts receivable	[3]	48,860	52,883
Other receivables	[4]	297,657	316,981
Software and service income
Software and service income			286,875	$ 2,449,560
Technology service fee payable
Interest-free loans from related parties		1,783,326	5,782,216	1,448
Interest-free loans repayment to related parties		1,788,230	5,470,627
Shanghai Aoshu [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Other receivables	[2]	20,377	22,055
Shanghai Shenghan [Member]
Due to related parties-current
Due to related parties-current Accounts payable		201,465	470,765
Technology service fee payable
Technology service fee payable			465,058	130,356
Interest-free loans repayment to related parties			139,517
Return of inventories to a related party
Return of inventories to a related party		239,330
Shanghai Machinemind Intelligent Technology Co., Ltd. [Member]
Due to related parties-current
Due to related parties-current Accounts payable			76,892
Technology service fee payable
Interest-free loans repayment to related parties		72,819
Jiaxing Sound Core Intelligent Technology Co., LTD [Member]
Due to related parties-current
Due to related parties-current Accounts payable		32,622	98,076
Technology service fee payable
Interest-free loans repayment to related parties		59,444
Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd. [Member]
Due to related parties-current
Due to related parties-current Accounts payable		97,868
Technology service fee payable
Interest-free loans from related parties		100,315
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member]
Due to related parties-current
Due to related parties-current Interest-free loans		434,959	784,610
Technology service fee payable
Interest-free loans from related parties			775,097
Interest-free loans repayment to related parties		297,221
Haiyin Capital Investment (International) Limited [Member]
Due to related parties-current
Due to related parties-current Interest-free loans	[2]	129,517	128,299
Technology service fee payable
Interest-free loans repayment to related parties			126,744
Hui Yuan [Member]
Due to related parties-non current
Due to related parties-non current Interest-free loans		8,581,743	8,905,313
Technology service fee payable
Interest-free loans from related parties		532,026	9,696,450
Interest-free loans repayment to related parties		169,416	899,111
Tianjin Haiyin [Member]
Technology service fee payable
Interest-free loans from related parties			310,038
Interest-free loans repayment to related parties			310,038
Weng Wei [Member]
Technology service fee payable
Interest-free loans from related parties			74,409
Interest-free loans repayment to related parties			$ 74,409

[1]	Receivables from third parties mainly includes funds lent to third parties. The Group established business partnership with these third parties and provided funds to support their business operation. Due to the third parties deteriorated financial position affected by COVID -19, the Group recorded bad debt expense for receivables from third parties of nil, $1,380,331 and $nil for the years ended December 31, 2020, 2021 and 2022, respectively, and wrote off the receivables and bad debt provision in 2022.
[2]	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the year ended December 31, the Group made fully provisions of receivables from Shanghai Aoshu.
[3]	In April, 2023, the Group collected accounts receivable from Zhejiang Baiqianyin;
[4]	Other receivable from Zhejiang Baiqianyin consists of the interest-free borrowings for ordinary business. In April, 2023, the Group collected other receivables from Zhejiang Baiqianyin;